Goodwill and Other Intangible Assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2020	Dec. 31, 2019
Americas [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.70%	1.90%
Discount rate	8.50%	8.80%
EMEAA [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.90%	2.10%
Discount rate	12.10%	9.10%
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.50%
Discount rate	13.30%	10.80%